Amortizable Intangibles - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Net amortization expense	$ 17,568	$ 15,064	$ 14,739
Lease agreements which are amortized to rent expense	$ 361	$ 480	$ 565